Share-Based Payment (Details) Pure in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ₪ / shares Share USD ($)	Dec. 31, 2023 Share USD ($) $ / shares	Dec. 31, 2022 USD ($) ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of options | $	10,193,577	10,193,577
Number of options which were exercised as of the date of the financial report	1,527,896	1,527,896
Number of options which expired / were forfeited as of the date of the financial report	875,000	875,000
Number of options remaining as of the date of the financial report	7,790,681	7,790,681
Allocated Options To Employees Dated 05.02.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2/5/2018	2/5/2018
Number of offerees	6	6
Total number of options	310,000,000	310,000,000
Exercise price in NIS | ₪ / shares	₪ 18.4
Share price in NIS | ₪ / shares	18.05
Option value in NIS/USD | (per share)	₪ 7.7	$ 2.24
Number of options which were exercised as of the date of the financial report	228,564	228,564
Number of options which expired / were forfeited as of the date of the financial report	36,250	36,250
Expiration date of the options	2/5/2025	2/5/2025
Number of options remaining as of the date of the financial report	45,186	45,186
Allocated Options To Employees1 Dated 26.07.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	7/26/2018	7/26/2018
Number of offerees | $	2	2
Total number of options | $	80,000	80,000
Exercise price in NIS | ₪ / shares	₪ 19.08
Share price in NIS | ₪ / shares	18.38
Option value in NIS/USD | (per share)	₪ 8.35	$ 2.3
Number of options which were exercised as of the date of the financial report	40,000	40,000
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	7/26/2025	7/26/2025
Number of options remaining as of the date of the financial report	40,000	40,000
Allocated Options To Employees Dated 26.08.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	8/26/2018	8/26/2018
Number of offerees | $	5	5
Total number of options | $	200,000	200,000
Exercise price in NIS | ₪ / shares	₪ 18.75
Share price in NIS | ₪ / shares	18.85
Option value in NIS/USD | (per share)	₪ 8.63	$ 2.37
Number of options which were exercised as of the date of the financial report	114,069	114,069
Number of options which expired / were forfeited as of the date of the financial report	30,000	30,000
Expiration date of the options	8/26/2025	8/26/2025
Number of options remaining as of the date of the financial report	55,931	55,931
Allocated Options To Employees Dated 12.09.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	9/12/2018	9/12/2018
Number of offerees | $	2	2
Total number of options | $	1,350,000	1,350,000
Exercise price in NIS | ₪ / shares	₪ 19.61
Share price in NIS | ₪ / shares	19.05
Option value in NIS/USD | (per share)	₪ 8.55	$ 2.38
Number of options which were exercised as of the date of the financial report	373,228	373,228
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	9/12/2025	9/12/2025
Number of options remaining as of the date of the financial report	976,772	976,772
Allocated Options To Employees Dated 28.10.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	10/28/2018	10/28/2018
Number of offerees | $	2	2
Total number of options | $	1,602,000	1,602,000
Exercise price in NIS | ₪ / shares	₪ 19.95
Share price in NIS | ₪ / shares	18.2
Option value in NIS/USD | (per share)	₪ 7.87	$ 2.12
Number of options which were exercised as of the date of the financial report	432,221	432,221
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	10/28/2025	10/28/2025
Number of options remaining as of the date of the financial report	1,169,779	1,169,779
Allocated Options To Employees Dated 1.11.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	11/1/2018	11/1/2018
Number of offerees | $	2	2
Total number of options | $	495,000	495,000
Exercise price in NIS | ₪ / shares	₪ 19.87
Share price in NIS | ₪ / shares	18.89
Option value in NIS/USD | (per share)	₪ 8.4	$ 2.27
Number of options which were exercised as of the date of the financial report	129,361	129,361
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	11/1/2025	11/1/2025
Number of options remaining as of the date of the financial report	365,639	365,639
Allocated Options To Employees Dated 4.4.2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	4/4/2019	4/4/2019
Number of offerees | $	2	2
Total number of options | $	80,000	80,000
Exercise price in NIS | ₪ / shares	₪ 22.2
Share price in NIS | ₪ / shares	22.2
Option value in NIS/USD | (per share)	₪ 9.4	$ 2.61
Number of options which were exercised as of the date of the financial report	60,000	60,000
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	4/4/2026	4/4/2026
Number of options remaining as of the date of the financial report	20,000	20,000
Allocated Options To Employees Dated 27.5.2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	5/27/2019	5/27/2019
Number of offerees | $	3	3
Total number of options | $	80,000	80,000
Exercise price in NIS | ₪ / shares	₪ 23.67
Share price in NIS | ₪ / shares	24.2
Option value in NIS/USD | (per share)	₪ 10.34	$ 2.86
Number of options which were exercised as of the date of the financial report	30,000	30,000
Number of options which expired / were forfeited as of the date of the financial report	30,000	30,000
Expiration date of the options	5/27/2026	5/27/2026
Number of options remaining as of the date of the financial report	20,000	20,000
Allocated Options To Employees Dated 28.11.2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	11/28/2019	11/28/2019
Number of offerees | $	4	4
Total number of options | $	110,000	110,000
Exercise price in NIS | ₪ / shares	₪ 41.57
Share price in NIS | ₪ / shares	42.3
Option value in NIS/USD | (per share)	₪ 19.06	$ 5.49
Number of options which were exercised as of the date of the financial report	16,000	16,000
Number of options which expired / were forfeited as of the date of the financial report	40,000	40,000
Expiration date of the options	11/28/2026	11/28/2026
Number of options remaining as of the date of the financial report	54,000	54,000
Allocated Options To Employees Dated 28.11.2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	11/28/2019	11/28/2019
Number of offerees | $	1	1
Total number of options | $	100,000	100,000
Exercise price in NIS | ₪ / shares	₪ 41.97
Share price in NIS | ₪ / shares	42.3
Option value in NIS/USD | (per share)	₪ 18	$ 5.19
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	11/28/2026	11/28/2026
Number of options remaining as of the date of the financial report	100,000	100,000
Allocated Options To Employees Dated 20.01.2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	1/20/2020	1/20/2020
Number of offerees | $	20	20
Total number of options | $	271,500	271,500
Exercise price in NIS | ₪ / shares	₪ 44.68
Share price in NIS | ₪ / shares	49.1
Option value in NIS/USD | (per share)	₪ 19.7	$ 5.7
Number of options which were exercised as of the date of the financial report	49,500	49,500
Number of options which expired / were forfeited as of the date of the financial report	59,250	59,250
Expiration date of the options	1/20/2027	1/20/2027
Number of options remaining as of the date of the financial report	162,750	162,750
Allocated Options To Employees Dated 12.04.2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	4/12/2020	4/12/2020
Number of offerees | $	1	1
Total number of options | $	70,000	70,000
Exercise price in NIS | ₪ / shares	₪ 41.1
Share price in NIS | ₪ / shares	41.5
Option value in NIS/USD | (per share)	₪ 15.5	$ 4.33
Number of options which were exercised as of the date of the financial report	19,953	19,953
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	4/12/2027	4/12/2027
Number of options remaining as of the date of the financial report	50,047	50,047
Allocated Options To Employees Dated 17.05.2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	5/17/2020	5/17/2020
Number of offerees | $	6	6
Total number of options | $	110,000	110,000
Exercise price in NIS | ₪ / shares	₪ 48.45
Share price in NIS | ₪ / shares	50.7
Option value in NIS/USD | (per share)	₪ 19.7	$ 5.56
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	20,000	20,000
Expiration date of the options	5/17/2027	5/17/2027
Number of options remaining as of the date of the financial report	90,000	90,000
Allocated Options To Employees Dated 23.07.2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	7/23/2020	7/23/2020
Number of offerees | $	3	3
Total number of options | $	45,000	45,000
Exercise price in NIS | ₪ / shares	₪ 54.64
Share price in NIS | ₪ / shares	54.7
Option value in NIS/USD | (per share)	₪ 19.8	$ 5.79
Number of options which were exercised as of the date of the financial report	17,500	17,500
Number of options which expired / were forfeited as of the date of the financial report	15,000	15,000
Expiration date of the options	7/23/2027	7/23/2027
Number of options remaining as of the date of the financial report	12,500	12,500
Allocated Options To Employees Dated 13.10.2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	10/13/2020	10/13/2020
Number of offerees | $	1	1
Total number of options | $	103,000	103,000
Exercise price in NIS | ₪ / shares	₪ 62.09
Share price in NIS | ₪ / shares	70.1
Option value in NIS/USD | (per share)	₪ 27.7	$ 8.18
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	10/13/2027	10/13/2027
Number of options remaining as of the date of the financial report	103,000	103,000
Allocated Options To Employees Dated 11.10.2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	11/10/2020	11/10/2020
Number of offerees | $	7	7
Total number of options | $	115,000	115,000
Exercise price in NIS | ₪ / shares	₪ 64.75
Share price in NIS | ₪ / shares	66.3
Option value in NIS/USD | (per share)	₪ 24.1	$ 7.14
Number of options which were exercised as of the date of the financial report	7,500	7,500
Number of options which expired / were forfeited as of the date of the financial report	42,500	42,500
Expiration date of the options	11/10/2027	11/10/2027
Number of options remaining as of the date of the financial report	65,000	65,000
Allocated Options To Employees Dated 25.05.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	5/25/2021	5/25/2021
Number of offerees | $	9	9
Total number of options | $	141,000	141,000
Exercise price in NIS | ₪ / shares	₪ 65.79
Share price in NIS | ₪ / shares	66.9
Option value in NIS/USD | (per share)	₪ 24.6	$ 7.59
Number of options which were exercised as of the date of the financial report	10,000	10,000
Number of options which expired / were forfeited as of the date of the financial report	34,000	34,000
Expiration date of the options	5/25/2028	5/25/2028
Number of options remaining as of the date of the financial report	97,000	97,000
Allocated Options To Employees Dated 30.09.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	9/30/2021	9/30/2021
Number of offerees | $	26	26
Total number of options | $	674,000	674,000
Exercise price in NIS | ₪ / shares	₪ 69.76
Share price in NIS | ₪ / shares	71.8
Option value in NIS/USD | (per share)	₪ 25.9	$ 8.02
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	195,000	195,000
Expiration date of the options	9/30/2028	9/30/2028
Number of options remaining as of the date of the financial report	479,000	479,000
Allocated Options To Employees Dated 30.09.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	9/30/2021	9/30/2021
Number of offerees | $	1	1
Total number of options | $	60,000	60,000
Exercise price in NIS | ₪ / shares	₪ 70.9
Share price in NIS | ₪ / shares	71.8
Option value in NIS/USD | (per share)	₪ 25.9	$ 8.02
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	9/30/2028	9/30/2028
Number of options remaining as of the date of the financial report	60,000	60,000
Allocated Options To Employees Dated 30.09.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	9/30/2021	9/30/2021
Number of offerees | $	4	4
Total number of options | ₪ / shares	1,182,000,000
Exercise price in NIS | ₪ / shares	₪ 71.8
Share price in NIS | ₪ / shares	71.8
Option value in NIS/USD | (per share)	₪ 25.9	$ 8.02
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	240,000	240,000
Expiration date of the options	9/30/2028	9/30/2028
Number of options remaining as of the date of the financial report	942,000	942,000
Allocated Options To Employees1 Dated 30.09.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	9/30/2021	9/30/2021
Number of offerees | $	5	5
Total number of options | $	780,000	780,000
Exercise price in NIS | ₪ / shares	₪ 71.8
Share price in NIS | ₪ / shares	71.8
Option value in NIS/USD | (per share)	₪ 25.9	$ 8.02
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	9/30/2028	9/30/2028
Number of options remaining as of the date of the financial report	780,000	780,000
Allocated Options To Employees2 Dated 31.10.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	10/31/2021	10/31/2021
Number of offerees | $	1	1
Total number of options | $	10,000	10,000
Exercise price in NIS | ₪ / shares	₪ 72.65
Share price in NIS | ₪ / shares	78
Option value in NIS/USD | (per share)	₪ 30.2	$ 9.64
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	10/31/2028	10/31/2028
Number of options remaining as of the date of the financial report	10,000	10,000
Allocated Options To Employees3 Dated 08.02.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2/8/2022	2/8/2022
Number of offerees | $	9	9
Total number of options | $	541,400	541,400
Exercise price in NIS | ₪ / shares	₪ 72.3		₪ 72.3
Share price in NIS | ₪ / shares	68.4		68.4
Option value in NIS/USD | (per share)	₪ 23.93	$ 7.42	₪ 23.93
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	2/8/2029	2/8/2029
Number of options remaining as of the date of the financial report	541,400	541,400
Allocated Options To Employees3 Dated 13.02.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2/13/2022	2/13/2022
Number of offerees | $	21	21
Total number of options | $	282,000	282,000	282,000
Exercise price in NIS | ₪ / shares	₪ 72.84		₪ 72.8
Share price in NIS | ₪ / shares	66.8		66.8
Option value in NIS/USD | (per share)	₪ 22.69	$ 6.96	₪ 22.69
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	15,000	15,000
Expiration date of the options	2/13/2029	2/13/2029
Number of options remaining as of the date of the financial report	267,000	267,000
Allocated Options To Employees Dated 17.04.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	4/17/2022	4/17/2022
Number of offerees | $	72	72
Total number of options | $	269,250	269,250	269,250
Exercise price in NIS | ₪ / shares	₪ 77.2		₪ 77.2
Share price in NIS | ₪ / shares	74.7		74.7
Option value in NIS/USD | (per share)	₪ 27.92	$ 8.63	₪ 27.92
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	75,000	75,000
Expiration date of the options	4/17/2029	4/17/2029
Number of options remaining as of the date of the financial report	194,250	194,250
Allocated Options To Employees Dated 28.06.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	6/28/2022	6/28/2022
Number of offerees | $	1	1
Total number of options | $	100,000	100,000	100,000
Exercise price in NIS | ₪ / shares	₪ 68.64		₪ 68.64
Share price in NIS | ₪ / shares	69.6		69.6
Option value in NIS/USD | (per share)	₪ 28.14	$ 8.19	₪ 28.14
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	6/28/2029	6/28/2029
Number of options remaining as of the date of the financial report	100,000	100,000
Allocated Options To Employees Dated 28.06.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	6/28/2022	6/28/2022
Number of offerees | $	9	9
Total number of options | $	146,000	146,000	146,000
Exercise price in NIS | ₪ / shares	₪ 63.93		₪ 63.9
Share price in NIS | ₪ / shares	69.6		69.6
Option value in NIS/USD | (per share)	₪ 29.53	$ 8.59	₪ 29.53
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	6/28/2029	6/28/2029
Number of options remaining as of the date of the financial report	146,000	146,000
Allocated Options To Employees Dated 01.09.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	9/1/2022	9/1/2022
Number of offerees | $	10	10
Total number of options | $	97,000	97,000	97,000
Exercise price in NIS | ₪ / shares	₪ 79.65		₪ 79.6
Share price in NIS | ₪ / shares	81.6		81.6
Option value in NIS/USD | (per share)	₪ 33.82	$ 10.05	₪ 33.82
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	9/1/2029	9/1/2029
Number of options remaining as of the date of the financial report	97,000	97,000
Allocated Options To Employees1 Dated 01.09.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	9/1/2022	9/1/2022
Number of offerees | $	1	1
Total number of options | $	10,000	10,000	10,000
Exercise price in NIS | ₪ / shares	₪ 81.43		₪ 81.4
Share price in NIS | ₪ / shares	81.6		81.6
Option value in NIS/USD | (per share)	₪ 33.15	$ 9.85	₪ 33.15
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	9/1/2029	9/1/2029
Number of options remaining as of the date of the financial report	10,000	10,000
Allocated Options To Employees Dated 30.10.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	10/30/2022	10/30/2022
Number of offerees | $	1	1
Total number of options | $	25,000	25,000	25,000
Exercise price in NIS | ₪ / shares	₪ 78.19		₪ 78.2
Share price in NIS | ₪ / shares	74.2		74.2
Option value in NIS/USD | (per share)	₪ 29.1	$ 8.24	₪ 29.1
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	10/30/2029	10/30/2029
Number of options remaining as of the date of the financial report	25,000	25,000
Allocated Options To Employees1 Dated 18.12.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	12/18/2022	12/18/2022
Number of offerees | $	9	9
Total number of options | $	126,000	126,000	126,000
Exercise price in NIS | ₪ / shares	₪ 74.66		₪ 74.7
Share price in NIS | ₪ / shares	74		74
Option value in NIS/USD | (per share)	₪ 30.26	$ 8.79	₪ 30.26
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	12/18/2029	12/18/2029
Number of options remaining as of the date of the financial report	126,000	126,000
Allocated Options To Employees Dated 14.03.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	3/14/2023	3/14/2023
Number of offerees | $	12	12
Total number of options | $	124,000	124,000	541,400
Exercise price in NIS | ₪ / shares	₪ 64.91
Share price in NIS | ₪ / shares	62.95
Option value in NIS/USD | (per share)	₪ 23.83	$ 6.57
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	22,000	22,000
Expiration date of the options	3/14/2030	3/14/2030
Number of options remaining as of the date of the financial report	102,000	102,000
Allocated Options To Employees Dated 23.03.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	3/23/2023	3/23/2023
Number of offerees | $	37	37
Total number of options | $	114,000	114,000
Exercise price in NIS | ₪ / shares	₪ 60.32
Share price in NIS | ₪ / shares	62.5
Option value in NIS/USD | (per share)	₪ 24.73	$ 6.85
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	21,000	21,000
Expiration date of the options	3/23/2030	3/23/2030
Number of options remaining as of the date of the financial report	93,000	93,000
Allocated Options To Employees Dated 24.04.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	4/24/2023	4/24/2023
Number of offerees | $	2	2
Total number of options | $	220,000	220,000
Exercise price in NIS | ₪ / shares	₪ 61.52
Share price in NIS | ₪ / shares	59.1
Option value in NIS/USD | (per share)	₪ 23.63	$ 6.45
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	4/24/2030	4/24/2030
Number of options remaining as of the date of the financial report	220,000	220,000
Allocated Options To Employees Dated 25.05.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	5/25/2023	5/25/2023
Number of offerees | $	1	1
Total number of options | $	24,000	24,000
Exercise price in NIS | ₪ / shares	₪ 62.6
Share price in NIS | ₪ / shares	67.5
Option value in NIS/USD | (per share)	₪ 30.74	$ 8.24
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	5/25/2030	5/25/2030
Number of options remaining as of the date of the financial report	24,000	24,000
Allocated Options To Employees Dated 18.12.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	12/18/2023	12/18/2023
Number of offerees | $	2	2
Total number of options | $	146,427	146,427
Exercise price in NIS | ₪ / shares	₪ 62.81
Share price in NIS | ₪ / shares	71.23
Option value in NIS/USD | (per share)	₪ 31.53	$ 8.63
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	12/18/2030	12/18/2030
Number of options remaining as of the date of the financial report	146,427	146,427